Intangible Assets - Schedule of Intangible Assets and Related Accumulated Amortization (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intangible assets
Gross carrying value	¥ 213,723		¥ 232,901
Accumulated amortization	(68,470)		(46,242)
Impairment amount			(17,379)
Net Carrying Amount	145,253	$ 20,458	169,280
License
Intangible assets
Gross carrying value	94,612		93,952
Accumulated amortization	(28,201)		(18,806)
Net Carrying Amount	66,411		75,146
Developed technology
Intangible assets
Gross carrying value	70,000		72,500
Accumulated amortization	(17,200)		(10,593)
Impairment amount			(2,071)
Net Carrying Amount	52,800		59,836
In-process research and development intangible assets
Intangible assets
Gross carrying value	27,000		27,000
Accumulated amortization	(6,574)		(3,885)
Net Carrying Amount	20,426		23,115
Customer relationship
Intangible assets
Gross carrying value			18,000
Accumulated amortization			(2,692)
Impairment amount			(15,308)
Supplier relationship
Intangible assets
Gross carrying value	17,000		17,000
Accumulated amortization	(13,798)		(8,154)
Net Carrying Amount	3,202		8,846
Software
Intangible assets
Gross carrying value	3,693		3,223
Accumulated amortization	(2,102)		(1,644)
Net Carrying Amount	1,591		1,579
Trade names
Intangible assets
Gross carrying value	829		779
Accumulated amortization	(422)		(341)
Net Carrying Amount	407		438
Others
Intangible assets
Gross carrying value	589		447
Accumulated amortization	(173)		(127)
Net Carrying Amount	¥ 416		¥ 320